Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets

The table below shows intangible assets as of March 31, 2014 and September 30, 2013.

	March 31, 2014			September 30, 2013
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
	(In thousands)
Purchased contracts	$111,635	$(110,234)	$1,401	$111,635	$(109,795)	$1,840
Internal use software and engineering designs	3,182	(3,154)	28	3,182	(2,982)	200

Total	$114,817	$(113,388)	$1,429	$114,817	$(112,777)	$2,040

The table below shows the intangible assets as of September 30, 2013 and 2012.

	September 30, 2013			September 30, 2012
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
	(In thousands)
Purchased contracts	$111,635	(109,795)	1,840	$111,635	$(106,935)	$4,700
Internal use software and engineering designs	3,182	(2,982)	200	3,182	(2,640)	542

Total	$114,817	(112,777)	2,040	$114,817	$(109,575)	$5,242

Estimated Aggregate Amortization Expense

Estimated aggregate amortization expense for the next five years and thereafter is as follows.

(In thousands)
2014 (for the remainder of the fiscal year)	$467
2015	737
2016	141
2017	51
2018	33
2019	—
Thereafter	—

$1,429

Estimated aggregate amortization expense for the next five years and thereafter is as follows.

Fiscal year ending September 30,	(In thousands)
2014	1,079
2015	736
2016	141
2017	51
2018	33

$2,040